Pension, Retiree Medical and Savings Plans (Level 3 Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 763	$ 675	$ 453
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss)	70	55
Change in fair value of plan assets
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	$ 18	$ 167
Large Cap Funds In United States Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Representation As Percentage Of Total US Plan Assets	25.00%	25.00%
Real Estate Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 721	$ 635	391
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss)	68	56
Change in fair value of plan assets
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	18	188
Contracts With Insurance Companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	42	40	$ 62
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss)	2	(1)
Change in fair value of plan assets
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	$ 0	$ (21)